CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details Narrative
Cash	$ 5,473	$ 15,394